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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21460


                         Pioneer Series Trust II
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  September 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


               Pioneer Papp America Pacific Rim Fund
               Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                             Value
               COMMON STOCKS - 98.6 %
               Energy - 2.2 %
               Integrated Oil & Gas - 2.2 %
       8,400   ChevronTexaco Corp.                                               $      450,576
               Total Energy                                                      $      450,576
               Capital Goods - 13.9 %
               Electrical Components & Equipment - 13.9 %
      12,500   Emerson Electric Co.                                              $      773,625
      29,500   General Electric Co.                                                     990,610
      40,000   Molex, Inc. (Class A)                                                  1,052,400
                                                                                 $    2,816,635
               Total Capital Goods                                               $    2,816,635
               Transportation - 4.9 %
               Air Freight & Couriers - 4.9 %
      19,000   Expeditors International of Washington, Inc.                      $      982,300
               Total Transportation                                              $      982,300
               Media - 4.5 %
               Advertising - 4.5 %
      19,500   WPP Group Plc (A.D.R.) *                                          $      910,631
               Total Media                                                       $      910,631
               Retailing - 4.2 %
               Specialty Stores - 4.2 %
      27,500   Tiffany & Co.                                                     $      845,350
               Total Retailing                                                   $      845,350
               Food & Drug Retailing - 5.0 %
               Food Retail - 5.0 %
      16,000   Wm. Wrigley Jr. Co.                                               $    1,012,960
               Total Food & Drug Retailing                                       $    1,012,960
               Food, Beverage & Tobacco - 1.6 %
               Soft Drinks - 1.6 %
       8,000   The Coca-Cola Co.                                                 $      320,400
               Total Food, Beverage & Tobacco                                    $      320,400
               Household & Personal Products - 3.8 %
               Household Products - 3.8 %
      17,000   Colgate-Palmolive Co.                                             $      768,060
               Total Household & Personal Products                               $      768,060
               Health Care Equipment & Services - 18.0 %
               Health Care Distributors - 4.7 %
      17,000   Johnson & Johnson                                                 $      957,610
               Health Care Equipment - 9.5 %
      19,500   Medtronic, Inc. *                                                 $    1,012,050
      19,000   Stryker Corp.                                                            913,520
                                                                                 $    1,925,570
               Health Care Services - 3.8 %
      32,000   IMS Health, Inc.                                                  $      765,440
               Total Health Care Equipment & Services                            $    3,648,620
               Pharmaceuticals & Biotechnology - 4.2 %
               Pharmaceuticals - 4.2 %
      27,500   Pfizer, Inc.                                                      $      841,500
               Total Pharmaceuticals & Biotechnology                             $      841,500
               Diversified Financials - 9.2 %
               Asset Management & Custody Banks - 9.2 %
      22,000   State Street Corp.                                                $      939,620
      18,000   T. Rowe Price Associates, Inc.                                           916,920
                                                                                 $    1,856,540
               Total Diversified Financials                                      $    1,856,540
               Insurance - 4.5 %
               Multi-Line Insurance - 4.5 %
      13,500   American International Group, Inc.                                $      917,865
               Total Insurance                                                   $      917,865
               Software & Services - 4.8 %
               Application Software - 4.8 %
      35,000   Microsoft Corp.                                                   $      967,750
               Total Software & Services                                         $      967,750
               Technology Hardware & Equipment - 9.9 %
               Communications Equipment - 1.6 %
      18,000   Cisco Systems, Inc. *                                             $      325,800
               Computer Hardware - 4.0 %
       9,400   Hewlett-Packard Co.                                               $      176,250
       7,500   IBM Corp.                                                                643,050
                                                                                 $      819,300
               Computer Storage & Peripherals - 1.2 %
      20,500   EMC Corp. *                                                       $      236,570
               Electronic Manufacturing Services - 3.1 %
      20,500   National Instruments Corp.                                        $      620,535
               Total Technology Hardware & Equipment                             $    2,002,205
               Semiconductors - 7.8 %
               Semiconductor Equipment - 1.9 %
      23,400   Applied Materials, Inc. *                                         $      385,866
               Semiconductors - 5.9 %
      34,500   Intel Corp.                                                       $      692,070
      14,000   Linear Technology Corp.                                                  507,360
                                                                                 $    1,199,430
               Total Semiconductors                                              $    1,585,296
               TOTAL COMMON STOCKS
               (Cost   $17,300,932)                                              $   19,926,688

               TOTAL INVESTMENT IN SECURITIES - 98.6%
               (Cost   $17,300,932)(a)                                           $   19,926,688

               OTHER ASSETS AND LIABILITIES - 1.4%                               $     292,378

               TOTAL NET ASSETS - 100.0%                                         $   20,219,066

          *    Non-income producing security.

        (a)    At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $17,300,932 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                         $ 3,223,824

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                            (598,068)

               Net unrealized gain                                               $ 2,625,756

               Pioneer Papp Strategic Growth Fund
               Schedule of Investments 9/30/04 (unaudited)
   Shares                                                                              Value
               COMMON STOCKS - 99.1 %
               Energy - 0.7 %
               Integrated Oil & Gas - 0.7 %
       5,400   ChevronTexaco Corp.                                                $       289,656
               Total Energy                                                       $       289,656
               Capital Goods - 10.4 %
               Electrical Components & Equipment - 10.4 %
      18,000   American Power Conversion Corp.                                    $       313,020
      82,000   General Electric Co.                                                     2,753,560
      53,250   Molex, Inc.                                                              1,401,008
                                                                                  $     4,467,588
               Total Capital Goods                                                $     4,467,588
               Transportation - 9.9 %
               Air Freight & Couriers - 9.9 %
      82,600   Expeditors International of Washington, Inc.                       $     4,270,420
               Total Transportation                                               $     4,270,420
               Media - 5.1 %
               Advertising - 5.1 %
      30,000   Omnicom Group                                                      $     2,191,800
               Total Media                                                        $     2,191,800
               Food & Drug Retailing - 1.0 %
               Hypermarkets & Supercenters - 1.0 %
       8,000   Wal-Mart Stores, Inc.                                              $       425,600
               Total Food & Drug Retailing                                        $       425,600
               Household & Personal Products - 3.0 %
               Household Products - 1.5 %
      14,000   Colgate-Palmolive Co.                                              $       632,520
               Personal Products - 1.5 %
      15,000   Alberto-Culver Co. (Class B)                                       $       652,200
               Total Household & Personal Products                                $     1,284,720
               Health Care Equipment & Services - 16.7 %
               Health Care Distributors - 10.1 %
      77,000   Johnson & Johnson                                                  $     4,337,410
               Health Care Equipment - 6.6 %
      38,000   Medtronic, Inc. *                                                  $     1,972,200
      23,000   Techne Corp. *                                                             878,140
                                                                                  $     2,850,340
               Total Health Care Equipment & Services                             $     7,187,750
               Pharmaceuticals & Biotechnology - 5.7 %
               Pharmaceuticals - 5.7 %
      22,000   Eli Lilly & Co.                                                    $     1,321,100
      35,000   Merck & Co., Inc.                                                        1,155,000
                                                                                  $     2,476,100
                                                                                  $     2,476,100
               Diversified Financials - 10.1 %
               Asset Management & Custody Banks - 10.1 %
     102,000   State Street Corp.                                                 $     4,356,420
               Total Diversified Financials                                       $     4,356,420
               Insurance - 6.8 %
               Multi-Line Insurance - 6.8 %
      43,000   American International Group, Inc.                                 $     2,923,570
               Total Insurance                                                    $     2,923,570
               Software & Services - 10.6 %
               Application Software - 10.6 %
     165,000   Microsoft Corp.                                                    $     4,562,250
               Total Software & Services                                          $     4,562,250
               Technology Hardware & Equipment - 2.8 %
               Computer Hardware - 2.4 %
      13,000   Hewlett-Packard Co.                                                $       243,750
       9,500   IBM Corp.                                                                  814,530
                                                                                  $     1,058,280
               Computer Storage & Peripherals - 0.4 %
      14,000   EMC Corp. *                                                        $       161,560
               Total Technology Hardware & Equipment                              $     1,219,840
               Semiconductors - 16.4 %
               Semiconductor Equipment - 2.8 %
      72,000   Applied Materials, Inc. *                                          $     1,187,280
               Semiconductors - 13.6 %
     221,000   Intel Corp.                                                        $     4,433,260
      40,000   Linear Technology Corp.                                                  1,449,600
                                                                                  $     5,882,860
               Total Semiconductors                                               $     7,070,140
               TOTAL COMMON STOCKS
               (Cost   $27,420,918)                                               $    42,725,854

               TOTAL INVESTMENT IN SECURITIES -99.1%
               (Cost   $27,420,918)(a)                                            $    42,725,854

               OTHER ASSETS AND LIABILITIES - 0.9%                                $      391,639

               TOTAL NET ASSETS - 100.0%                                          $    43,117,493

          *    Non-income producing security.

        (a)    At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $27,420,918 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                          $ 15,304,936

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                                 0

               Net unrealized gain                                                $ 15,304,936

              Pioneer Papp Stock Fund
              Schedule of Investments 9/30/04 (unaudited)
   Shares                                                                            Value
              COMMON STOCKS - 98.9 %
              Capital Goods - 9.5 %
              Electrical Components & Equipment - 9.5 %
      96,000  General Electric Co.                                              $     3,223,680
      37,000  Molex, Inc.                                                               973,470
                                                                                $     4,197,150
              Total Capital Goods                                               $     4,197,150
              Transportation - 1.3 %
              Trucking - 1.3 %
       7,500  United Parcel Service                                             $       569,400
              Total Transportation                                              $       569,400
              Media - 3.9 %
              Advertising - 3.9 %
      23,500  Omnicom Group                                                     $     1,716,910
              Total Media                                                       $     1,716,910
              Retailing - 1.4 %
              General Merchandise Stores - 1.4 %
      14,000  Target Corp.                                                      $       633,500
              Total Retailing                                                   $       633,500
              Food & Drug Retailing - 14.1 %
              Drug Retail - 5.4 %
      66,500  Walgreen Co.                                                      $     2,382,695
              Food Distributors - 0.8 %
      12,500  Sysco Corp.                                                       $       374,000
              Hypermarkets & Supercenters - 7.9 %
      65,000  Wal-Mart Stores, Inc.                                             $     3,458,000
              Total Food & Drug Retailing                                       $     6,214,695
              Household & Personal Products - 5.8 %
              Household Products - 5.8 %
      48,000  Clorox Co.                                                        $     2,558,400
              Total Household & Personal Products                               $     2,558,400
              Health Care Equipment & Services - 12.8 %
              Health Care Distributors - 1.7 %
      13,000  Johnson & Johnson                                                 $       732,290
              Health Care Equipment - 10.4 %
      71,900  Medtronic, Inc. *                                                 $     3,731,610
      22,000  Techne Corp. *                                                            839,960
                                                                                $     4,571,570
              Health Care Services - 0.7 %
       9,828  Medco Health Solutions, Inc. *                                    $       303,685
              Total Health Care Equipment & Services                            $     5,607,545
              Pharmaceuticals & Biotechnology - 4.4 %
              Pharmaceuticals - 4.4 %
      58,000  Merck & Co., Inc.                                                 $     1,914,000
              Total Pharmaceuticals & Biotechnology                             $     1,914,000
              Diversified Financials - 17.8 %
              Asset Management & Custody Banks - 17.8 %
      23,500  Northern Trust Corp.                                              $       958,800
      79,000  State Street Corp.                                                      3,374,090
      69,000  T. Rowe Price Associates, Inc.                                          3,514,860
                                                                                $     7,847,750
              Total Diversified Financials                                      $     7,847,750
              Software & Services - 14.2 %
              Application Software - 8.2 %
     130,000  Microsoft Corp.                                                   $     3,594,500
              Data Processing & Outsourced Services - 6.0 %
      58,000  First Data Corp.                                                  $     2,523,000
       4,000  Fiserv, Inc. *                                                            139,440
                                                                                $     2,662,440
              Total Software & Services                                         $     6,256,940
              Technology Hardware & Equipment - 1.8 %
              Computer Hardware - 1.5 %
      35,000  Hewlett-Packard Co.                                               $       656,250
              Computer Storage & Peripherals - 0.3 %
      10,000  EMC Corp. *                                                       $       115,400
              Total Technology Hardware & Equipment                             $       771,650
              Semiconductors - 11.8 %
              Semiconductor Equipment - 2.1 %
      56,600  Applied Materials, Inc. *                                         $       933,334
              Semiconductors - 9.7 %
     145,000  Intel Corp.                                                       $     2,908,700
      37,700  Linear Technology Corp.                                                 1,366,248
                                                                                $     4,274,948
              Total Semiconductors                                              $     5,208,282
              TOTAL COMMON STOCKS
              (Cost   $19,156,440)                                              $    43,496,222

              TOTAL INVESTMENT IN SECURITIES -98.9%
              (Cost   $19,156,440)(a)                                           $    43,496,222

              OTHER ASSETS AND LIABILITIES - 1.1%                               $      476,130

              TOTAL NET ASSETS - 100.0%                                         $    43,972,352

          *   Non-income producing security.

        (a)   At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $19,156,440 was as follows:

              Aggregate gross unrealized gain for all investments in which
              there is an excess of value over tax cost                         $ 24,339,782

              Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

              Net unrealized gain                                               $ 24,339,782

               Papp Small and Mid Cap Growth Fund
               Schedule of Investments 9/30/04 (unaudited)

   Shares                                                                             Value
               COMMON STOCKS - 97.6 %
               Materials - 1.3 %
               Specialty Chemicals - 1.3 %
       9,000   Sigma-Aldrich Corp.                                               $       522,000
               Total Materials                                                   $       522,000
               Capital Goods - 2.9 %
               Electrical Component & Equipment - 2.9 %
      45,100   Molex, Inc. (Class A)                                             $     1,186,581
               Total Capital Goods                                               $     1,186,581
               Commercial Services & Supplies - 10.5 %
               Data Processing Services - 1.7 %
      45,700   Forrester Research, Inc. *                                        $       696,468
               Diversified Commercial Services - 8.8 %
       7,700   Apollo Group, Inc.  *                                             $       564,949
      26,000   ChoicePoint, Inc. *                                                     1,108,900
      25,000   Cintas Corp.                                                            1,051,000
      42,000   DeVry, Inc. *                                                             869,820
                                                                                 $     3,594,669
               Total Commercial Services & Supplies                              $     4,291,137
               Transportation - 2.7 %
               Air Freight & Couriers - 2.7 %
      21,500   Expeditors International of Washington, Inc.                      $     1,111,550
               Total Transportation                                              $     1,111,550
               Hotels, Restaurants & Leisure - 2.2 %
               Restaurants - 2.2 %
      29,350   Brinker International, Inc. *                                     $       914,253
               Total Hotels, Restaurants & Leisure                               $       914,253
               Media - 8.7 %
               Advertising - 5.7 %
      46,050   Harte -Hanks, Inc.                                                $     1,151,711
      25,500   WPP Group Plc (A.D.R.) *                                                1,190,825
                                                                                 $     2,342,536
               Broadcasting & Cable TV - 3.0 %
      23,000   Entercom Communications Corp. *                                   $       751,180
      28,250   Saga Communications, Inc.  *                                              478,838
                                                                                 $     1,230,018
               Total Media                                                       $     3,572,554
               Retailing - 7.0 %
               General Merchandise Stores - 2.1 %
      31,700   Family Dollar Stores, Inc.                                        $       859,070
               Specialty Stores - 4.9 %
      22,000   O'Reilly Automotive, Inc. *                                       $       842,380
      37,000   Tiffany & Co.                                                           1,137,380
                                                                                 $     1,979,760
               Total Retailing                                                   $     2,838,830
               Household & Personal Products - 5.2 %
               Household Products - 2.3 %
      17,600   Clorox Co.                                                        $       938,080
               Personal Products - 2.9 %
      27,500   Alberto-Culver Co. (Class B)                                      $     1,195,700
               Total Household & Personal Products                               $     2,133,780
               Health Care Equipment & Services - 22.7 %
               Health Care Distributors - 2.6 %
      14,000   Patterson Companies *                                             $     1,071,840
               Health Care Equipment - 15.1 %
      20,500   C. R. Bard, Inc.                                                  $     1,160,915
      36,000   Molecular Devices Corp. *                                                 848,520
      21,000   ResMed Inc. *                                                             999,810
      17,800   Stryker Corp.                                                             855,824
      30,000   Techne Corp. *                                                          1,145,400
      22,700   Dentsply International, Inc.                                            1,179,038
                                                                                 $     6,189,507
               Health Care Services - 5.0 %
      12,000   Express Scripts, Inc. *                                           $       784,080
       9,700   Medco Health Solutions, Inc. *                                            299,730
      39,500   IMS Health, Inc.                                                          944,840
                                                                                 $     2,028,650
               Total Health Care Equipment & Services                            $     9,289,997
               Banks - 2.9 %
               Regional Banks - 2.9 %
      30,500   UCBH Holdings, Inc.                                               $     1,191,635
               Total Banks                                                       $     1,191,635
               Diversified Financials - 8.4 %
               Asset Management & Custody Banks - 8.4 %
      38,500   Federated Investors Inc.                                          $     1,094,940
      27,000   Investors Financial Services Corp.                                      1,218,510
      22,000   T. Rowe Price Associates, Inc.                                          1,120,680
                                                                                 $     3,434,130
               Total Diversified Financials                                      $     3,434,130
               Software & Services - 7.4 %
               Data Processing & Outsourced Services - 7.4 %
      19,800   DST Systems, Inc. *                                               $       880,506
      35,000   Fiserv, Inc. *                                                          1,220,100
      38,000   SunGard Data Systems, Inc. *                                              903,260
                                                                                 $     3,003,866
               Total Software & Services                                         $     3,003,866
               Technology Hardware & Equipment - 4.8 %
               Communications Equipment - 1.2 %
      11,000   Plantronics Inc.                                                  $       475,640
               Electronic Equipment & Instruments - 2.0 %
      19,000   Waters Corp. *                                                    $       837,900
               Electronic Manufacturing Services - 1.6 %
      21,750   National Instruments Corp.                                        $       658,373
               Total Technology Hardware & Equipment                             $     1,971,913
               Semiconductors - 8.1 %
               Semiconductor Equip - 2.7 %
      13,000   KLA-Tencor Corp. *                                                $       539,240
      21,000   Novellus Systems, Inc. *                                                  558,390
                                                                                 $     1,097,630
               Semiconductors - 5.4 %
      21,000   Linear Technology Corp.                                           $       761,040
      33,000   Microchip Technology                                                      885,720
      29,000   Semtech Corp. *                                                           555,930
                                                                                 $     2,202,690
               Total Semiconductors                                              $     3,300,320
               Capital Goods - 2.7 %
               Manufacturing  - 2.7 %
      23,000   Mettler-Toledo International, Inc. *                              $     1,086,060
               Total Capital Goods                                               $     1,086,060
               TOTAL COMMON STOCKS
               (Cost   $34,831,811)                                              $    39,848,606

               TOTAL INVESTMENT IN SECURITIES -97.6%
               (Cost   $34,831,811)(a)                                           $    39,848,606

               OTHER ASSETS AND LIABILITIES - 2.4%                               $      987,314

               TOTAL NET ASSETS - 100.0%                                         $    40,835,920

          *    Non-income producing security.

   (A.D.R.)    American Depositary Receipt

        (a)    At September 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $34,831,811 was as follows:

               Aggregate gross unrealized gain for all investments in which
               there is an excess of value over tax cost                         $  7,919,810

               Aggregate gross unrealized loss for all investments in which
               there is an excess of tax cost over value                           (2,903,015)

               Net unrealized gain                                               $  5,016,795


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust II


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2004

* Print the name and title of each signing officer under his or her signature.